Loans Receivable, Net - Summary Of Accounts, Notes, Loans and Financing Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans receivable	¥ 3,675,492		¥ 2,750,808
Less: allowance for loan losses	(154,420)		(102,359)
Loans receivable, net	¥ 3,521,072	$ 495,933	¥ 2,648,449